Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Security—4.0%
United States Treasury Inflation Indexed Bonds 1.000%, 2/15/49(1)	$ 1,288	$1,554
Total U.S. Government Security (Identified Cost $1,437)		1,554

Foreign Government Security—2.0%
Indonesia Treasury Bond 8.250%, 7/15/21(2)	10,226,000IDR	779
Total Foreign Government Security (Identified Cost $787)		779

	Shares
Common Stocks—16.3%
Communication Services—1.7%
Altice USA, Inc. Class A(3)	1,341	37
Anterix, Inc.(3)	274	13
BT Group PLC	31,762	67
Cable One, Inc.	31	53
Cargurus, Inc.(3)	348	12
Charter Communications, Inc. Class A(3)	304	157
Comcast Corp. Class A	3,392	147
Liberty Broadband Corp. Class A(3)	99	13
Liberty Broadband Corp. Class C(3)	98	13
Madison Square Garden Co. (The) Class A(3)	42	12
Sirius XM Holdings, Inc.	1,735	12
Telekomunikasi Indonesia Persero Tbk PT	283,200	79
Yelp, Inc.(3)	359	12
Zynga, Inc. Class A(3)	2,052	12
		639

Consumer Discretionary—1.0%
Bright Horizons Family Solutions, Inc.(3)	76	13
Chegg, Inc.(3)	299	12
Chipotle Mexican Grill, Inc.(3)	14	12
Choice Hotels International, Inc.	123	12
Columbia Sportswear Co.	131	12
Cracker Barrel Old Country Store, Inc.	80	12
Darden Restaurants, Inc.	106	12
Deckers Outdoor Corp.(3)	70	14
Denny’s Corp.(3)	606	13
Dollar General Corp.	79	12
Dorman Products, Inc.(3)	171	12
Five Below, Inc.(3)	106	12
Fox Factory Holding Corp.(3)	183	12
Garmin Ltd.	126	12
Gentex Corp.	403	12
	Shares	Value

Consumer Discretionary—continued
Graham Holdings Co. Class B	23	$13
Grand Canyon Education, Inc.(3)	154	12
Lululemon Athletica, Inc.(3)	51	12
NVR, Inc.(3)	3	12
OneSpaWorld Holdings Ltd.	841	13
O’Reilly Automotive, Inc.(3)	30	12
Pool Corp.	56	12
Sands China Ltd.	15,148	73
Steven Madden Ltd.	311	12
Strategic Education, Inc.	75	12
Tractor Supply Co.	133	13
Wingstop, Inc.	131	12
Yum China Holdings, Inc.	284	12
		404

Consumer Staples—0.6%
Boston Beer Co., Inc. (The) Class A(3)	34	12
Brown-Forman Corp. Class B	181	12
Calavo Growers, Inc.	158	12
Cal-Maine Foods, Inc.	346	13
Church & Dwight Co., Inc.	173	13
Clorox Co. (The)	81	13
Flowers Foods, Inc.	568	12
Freshpet, Inc.(3)	190	12
Hershey Co. (The)	79	12
Hormel Foods Corp.	261	13
Inter Parfums, Inc.	178	12
J&J Snack Foods Corp.	74	12
Lamb Weston Holdings, Inc.	135	12
Lancaster Colony Corp.	79	12
McCormick & Co., Inc.	75	12
Sanderson Farms, Inc.	88	12
Simply Good Foods Co. (The)(3)	532	12
Tootsie Roll Industries, Inc.	366	13
WD-40 Co.	66	13
		234

Energy—0.3%
Antero Midstream Corp.	2,404	12
Brigham Minerals, Inc. Class A	718	12
ONEOK, Inc.	165	13
REX American Resources Corp.(3)	163	12
Royal Dutch Shell PLC Class A	2,735	72
		121

Financials—2.0%
Aon PLC	421	93
Arthur J Gallagher & Co.	918	94
AXA SA	2,873	77
Banco Bradesco SA	9,006	69
Barclays PLC	34,025	75
Brown & Brown, Inc.	697	31
Credit Agricole SA	5,581	76
	Shares	Value

Financials—continued
Marsh & McLennan Cos., Inc.	777	$87
Standard Chartered PLC	8,580	72
Willis Towers Watson PLC	428	90
		764

Health Care—1.9%
Acceleron Pharma, Inc. (3)	145	13
Addus HomeCare Corp. (3)	129	12
Agilent Technologies, Inc.	148	12
Allogene Therapeutics, Inc.(3)	564	12
Alnylam Pharmaceuticals, Inc.(3)	108	13
Amedisys, Inc.(3)	68	12
Arena Pharmaceuticals, Inc.(3)	284	13
AtriCure, Inc.(3)	309	12
Atrion Corp.	18	13
BioMarin Pharmaceutical, Inc.(3)	146	12
Bio-Rad Laboratories, Inc. Class A(3)	34	12
Bio-Techne Corp.	59	13
Cardiovascular Systems, Inc.(3)	264	12
Cerner Corp.	171	12
Chemed Corp.	26	12
Codexis, Inc.(3)	779	12
CONMED Corp.	119	12
Cooper Cos., Inc. (The)	35	12
CorVel Corp.(3)	133	12
DENTSPLY SIRONA, Inc.	217	12
Enanta Pharmaceuticals, Inc.(3)	237	12
Exelixis, Inc.(3)	725	13
Glaukos Corp.(3)	217	12
Global Blood Therapeutics, Inc.(3)	184	12
Globus Medical, Inc. Class A(3)	234	12
Haemonetics Corp.(3)	114	12
Halozyme Therapeutics, Inc.(3)	642	12
HealthEquity, Inc.(3)	181	12
HealthStream, Inc.(3)	490	13
Heska Corp.(3)	122	12
Hologic, Inc.(3)	230	12
IDEXX Laboratories, Inc.(3)	44	12
Incyte Corp.(3)	171	13
Inspire Medical Systems, Inc.(3)	160	12
iRhythm Technologies, Inc.(3)	144	13
LeMaitre Vascular, Inc.	350	13
LHC Group, Inc.(3)	84	12
Luminex Corp.	539	12
Madrigal Pharmaceuticals, Inc.(3)	152	13
Masimo Corp.(3)	72	12
See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Mettler-Toledo International, Inc.(3)	16	$12
MyoKardia, Inc.(3)	181	12
National HealthCare Corp.	147	13
Neogen Corp.(3)	181	12
Neurocrine Biosciences, Inc.(3)	123	12
Pacific Biosciences of California, Inc.(3)	2,661	13
Penumbra, Inc.(3)	70	12
Quest Diagnostics, Inc.	111	12
Repligen Corp.(3)	123	13
ResMed, Inc.	75	12
Seattle Genetics, Inc.(3)	114	13
Simulations Plus, Inc.	376	12
STERIS PLC	81	12
Tactile Systems Technology, Inc.(3)	219	12
Teleflex, Inc.	33	12
Turning Point Therapeutics, Inc.(3)	206	12
U.S. Physical Therapy, Inc.	108	13
Varian Medical Systems, Inc.(3)	87	12
Veeva Systems, Inc. Class A(3)	83	12
Waters Corp.(3)	55	12
West Pharmaceutical Services, Inc.	79	13
		749

Industrials—5.2%
AAON, Inc.	230	12
Advanced Disposal Services, Inc.(3)	378	13
Allegion PLC	1,140	148
AMETEK, Inc.	126	12
AO Smith Corp.	287	12
Assa Abloy AB Class B	5,302	126
Brady Corp. Class A	220	12
Carlisle Cos, Inc.	79	12
Cie de Saint-Gobain	1,976	75
Cintas Corp.	44	12
Copart, Inc.(3)	122	12
CoStar Group, Inc.(3)	19	13
CSW Industrials, Inc.	157	12
Curtiss-Wright Corp.	84	12
Daikin Industries Ltd.	400	56
Donaldson Co., Inc.	233	12
Encore Wire Corp.	224	12
Equifax, Inc.	971	146
ESCO Technologies, Inc.	127	12
Experian PLC	3,735	130
Exponent, Inc.	170	12
Fastenal Co.	345	12
Fortive Corp.	164	12
Forward Air Corp.	184	12
Graco, Inc.	228	12
HD Supply Holdings, Inc.(3)	302	12
Heartland Express, Inc.	653	12
HEICO Corp.	101	12
HEICO Corp. Class A	129	13
	Shares	Value

Industrials—continued
Hexcel Corp.	168	$13
IDEX Corp.	75	12
IHS Markit Ltd.(3)	156	12
Ingersoll-Rand PLC	760	101
International Consolidated Airlines Group SA	9,780	74
Johnson Controls International PLC	1,515	60
Kone OYJ Class B	1,313	85
L3Harris Technologies, Inc.	56	12
Landstar System, Inc.	111	12
Lennox International, Inc.	313	73
Lincoln Electric Holdings, Inc.	134	12
Mercury Systems, Inc.(3)	162	13
MSA Safety, Inc.	90	12
MSC Industrial Direct Co., Inc. Class A	177	12
National Presto Industries, Inc.	145	13
Nordson Corp.	72	12
Old Dominion Freight Line, Inc.	61	12
Proto Labs, Inc.(3)	117	12
Raven Industries, Inc.	390	12
RBC Bearings, Inc.(3)	77	12
Republic Services, Inc.	130	12
Robert Half International, Inc.	206	12
Rollins, Inc.	326	12
Safran SA(4)(5)	246	40
Schindler Holding AG	327	85
Simpson Manufacturing Co., Inc.	146	12
Snap-on, Inc.	76	12
Teledyne Technologies, Inc.(3)	33	12
Toro Co. (The)	155	13
TransUnion	1,422	131
Trex Co., Inc.(3)	127	13
UniFirst Corp.	61	13
Verisk Analytics, Inc.	76	12
WABCO Holdings, Inc.(3)	92	13
Watsco, Inc.	431	75
Watts Water Technologies, Inc. Class A	123	12
Xylem, Inc.	149	12
		2,027

Information Technology—2.3%
8x8, Inc.(3)	655	12
Akamai Technologies, Inc.(3)	132	12
Alarm.com Holdings, Inc.(3)	270	12
Ambarella, Inc.(3)	204	12
Amdocs Ltd.	170	12
ANSYS, Inc.(3)	44	12
Appfolio, Inc. Class A(3)	94	13
Aspen Technology, Inc.(3)	102	12
Badger Meter, Inc.	207	12
Black Knight, Inc.(3)	184	12
Booz Allen Hamilton Holding Corp.	158	12
	Shares	Value

Information Technology—continued
Broadridge Financial Solutions, Inc.	96	$12
Cadence Design Systems, Inc.(3)	171	12
Citrix Systems, Inc.	102	13
Cognex Corp.	235	12
Dolby Laboratories, Inc. Class A	181	13
EPAM Systems, Inc.(3)	54	12
ExlService Holdings, Inc.(3)	168	12
F5 Networks, Inc.(3)	100	12
Fair Isaac Corp.(3)	30	12
Fiserv, Inc.(3)	103	12
FLIR Systems, Inc.	238	12
Genpact Ltd.	278	12
Global Payments, Inc.	62	12
Guidewire Software, Inc.(3)	110	13
Jack Henry & Associates, Inc.	82	12
LiveRamp Holdings, Inc.(3)	301	12
Manhattan Associates, Inc.(3)	142	12
ManTech International Corp. Class A	152	12
Maxim Integrated Products, Inc.	201	12
MAXIMUS, Inc.	170	12
Micron Technology, Inc.(3)	1,745	93
Monolithic Power Systems, Inc.	70	12
National Instruments Corp.	285	13
Paychex, Inc.	142	12
Pegasystems, Inc.	142	12
Perficient, Inc.(3)	248	12
Power Integrations, Inc.	128	13
Q2 Holdings, Inc.(3)	139	12
Qualys, Inc.(3)	144	13
RingCentral, Inc. Class A(3)	61	13
Samsung Electronics Co. Ltd.	2,009	93
SK Hynix, Inc.	1,166	89
Skyworks Solutions, Inc.	107	12
SPS Commerce, Inc.(3)	218	13
Synopsys, Inc.(3)	83	12
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	72
Tyler Technologies, Inc.(3)	39	13
VeriSign, Inc.(3)	58	12
		897

Materials—0.7%
Anglo American PLC	2,813	74
AptarGroup, Inc.	107	12
Balchem Corp.	114	12
BASF SE	1,071	73
Martin Marietta Materials, Inc.	47	12
NewMarket Corp.	28	12
Newmont Corp.	277	13
Novagold Resources, Inc.(3)	1,055	10
Quaker Chemical Corp.	74	12
Royal Gold, Inc.	110	13
See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
	Shares	Value

Materials—continued
Sensient Technologies Corp.	204	$12
Sonoco Products Co.	215	12
Vulcan Materials Co.	88	13
		280

Real Estate—0.2%
Lamar Advertising Co. Class A	133	12
Rayonier, Inc.	400	12
RMR Group, Inc. (The) Class A	269	13
SBA Communications, Corp.	49	12
VICI Properties, Inc.	465	13
		62

Utilities—0.4%
ALLETE, Inc.	148	12
Alliant Energy Corp.	210	13
American States Water Co.	138	12
American Water Works Co., Inc.	91	13
Aqua America, Inc.	238	12
Atmos Energy Corp.	106	13
Evergy, Inc.	172	13
IDACORP, Inc.	110	12
MGE Energy, Inc.	154	12
OGE Energy Corp.	270	12
ONE Gas, Inc.	129	12
SJW Group	168	12
WEC Energy Group, Inc.	124	12
		160

Total Common Stocks (Identified Cost $6,082)		6,337

Exchange-Traded Funds—5.0%
Invesco Emerging Markets Sovereign Debt ETF(6)	32,933	983
iShares JP Morgan USD Emerging Markets Bond ETF(6)	8,477	983
Total Exchange-Traded Funds (Identified Cost $1,818)		1,966

Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $367)		96

Total Long-Term Investments—27.5% (Identified Cost $10,491)		10,732

	Shares	Value

Short-Term Investment—50.9%
Money Market Mutual Fund—50.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.490%)(6)	19,848,770	$19,849
Total Short-Term Investment (Identified Cost $19,849)		19,849

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—78.4% (Identified Cost $30,340)		30,581

Written Options—(0.3)%
(See open written options schedule)
Total Written Options (Premiums received $250)		(128)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—78.1% (Identified Cost $30,090)		$30,453
Other assets and liabilities, net—21.9%		8,546
NET ASSETS—100.0%		$38,999

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
QTR	Quarterly
TERM	Payment Frequency at Termination

Footnote Legend:
(1)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(2)	Par value reported in thousands.
(3)	Non-income producing.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(5)	Non-tradable security.
(6)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Soc Gen	Societe Generale

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan
CNY	China Yuan
CZK	Czech koruna
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

Country Weightings†
United States	90%
Indonesia	3
United Kingdom	2
Ireland	1
France	1
South Korea	1
Jersey	1
Other	1
Total	100%
† % of total investments, net of written options, as of January 31, 2020.
See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
Open purchased option contracts as of January 31, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Euro Stoxx 50® Index	JPM	180	$6,975	$3,875.00	03/20/20	$7
S&P 500® Index	JPM	80	27,440	3,430.00	03/20/20	27
FTSE 100 Index	JPM	80	6,280	7,850.00	03/20/20	2
Nikkei 225 Index	JPM	60	1,492,500	24,875.00	04/10/20	28
Put Options
Put USD 295 versus Call TRY 1,180	CITI	295,000	1,180	4.00	05/04/20	—(2)
Put USD 590 versus Call TRY 2,360	CITI	590,000	2,360	4.00	06/04/20	—(2)
S&P 500® Index	JPM	4	1,294	3,235.00	03/20/20	32
Total						$96

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open written option contracts as of January 31, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Euro Stoxx 50® Index	JPM	180	$(7,065)	$3,925.00	03/20/20	$(3)
S&P 500® Index	JPM	4	(1,294)	3,235.00	03/20/20	(27)
S&P 500® Index	JPM	80	(27,680)	3,460.00	03/20/20	(14)
FTSE 100 Index	JPM	80	(6,360)	7,950.00	03/20/20	(—)(2)
Nikkei 225 Index	JPM	60	(1,507,500)	25,125.00	04/10/20	(19)
Put Options
Euro Stoxx 50® Index	JPM	9	(333)	3,700.00	03/20/20	(11)
FTSE 100 Index	JPM	4	(302)	7,550.00	03/20/20	(19)
Nikkei 225 Index	JPM	1	(24,000)	24,000.00	04/10/20	(12)
S&P 500® Index	JPM	2	(664)	3,320.00	03/20/20	(23)
Total						$(128)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Futures contracts as of January 31, 2020 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
Euro-Bund Future	March 2020	(22)	$(4,271)	$(75)
TOPIX Index Future	March 2020	12	1,859	(39)
10 Year U.S. Treasury Note Future	March 2020	47	6,188	113
CME E-mini Russell 2000® Index Future	March 2020	(38)	(3,068)	31
CME Ultra Long Term U.S. Treasury Bond Future	March 2020	11	2,131	100
Euro Stoxx 50® Future	March 2020	(5)	(202)	7
MSCI Brazil Index Future	March 2020	10	578	(16)
MSCI Emerging Markets Index Future	March 2020	18	945	(61)
MSCI World Index Future	March 2020	(11)	(758)	(3)
S&P 500® Index E-Mini Future	March 2020	24	3,869	(37)
Stoxx® Europe Mid 200 Index Future	March 2020	21	582	7
Total				$27

See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
Forward foreign currency exchange contracts as of January 31, 2020 were as follows:
Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD(2)	1,243	USD	843	CITI	02/19/20	$—	$(10)
AUD(2)	409	USD	283	GS	02/19/20	—	(9)
BRL(2)	2,331	USD	571	ML	02/20/20	—	(27)
GBP(2)	1,020	USD	1,334	ML	04/22/20	16	—
IDR(2)	7,910,473	USD	571	ML	04/22/20	4	—
INR(2)	40,984	USD	571	JPM	04/22/20	—	(2)
JPY(2)	146,391	USD	1,370	BNP	02/19/20	—	(18)
JPY(2)	146,384	USD	1,370	GS	02/19/20	—	(18)
MXN(2)	10,905	USD	571	JPM	04/22/20	—	(1)
RUB(2)	35,396	USD	571	GS	04/22/20	—	(23)
TWD(2)	22,200	USD	732	CITI	02/19/20	3	—
TWD(2)	5,607	USD	185	JPM	02/19/20	—(3)	—
TWD(2)	11,590	USD	384	ML	02/19/20	—	(1)
USD(2)	839	AUD	1,240	BNP	02/19/20	9	—
USD(2)	203	AUD	296	CITI	02/19/20	5	—
USD(2)	420	AUD	628	GS	02/19/20	—	(—)(3)
USD(2)	840	AUD	1,240	JPM	02/19/20	9	—
USD(2)	124	GBP	96	ML	02/19/20	—	(3)
USD(2)	54	HKD	426	BNP	02/19/20	—	(—)(3)
USD(2)	28	HKD	218	CITI	02/19/20	—	(—)(3)
USD(2)	53	IDR	750,619	CITI	02/19/20	—	(2)
USD(2)	24	IDR	331,686	JPM	02/19/20	—	(—)(3)
USD(2)	1,842	JPY	200,142	CITI	02/19/20	—	(7)
USD(2)	449	JPY	48,699	JPM	02/19/20	—	(1)
USD(2)	449	JPY	48,702	ML	02/19/20	—	(1)
USD(2)	1,296	TWD	39,398	GS	02/19/20	—	(9)
USD(2)	77	TWD	2,318	ML	02/19/20	—(3)	—
USD(2)	78	BRL	321	JPM	02/20/20	4	—
USD(2)	319	EUR	287	JPM	02/20/20	1	—
USD(2)	479	GBP	367	ML	02/20/20	—	(6)
USD(2)	1,533	KRW	1,779,318	JPM	02/20/20	40	—
USD(2)	418	KRW	500,000	ML	02/20/20	—	(1)
USD(2)	571	PLN	2,184	GS	02/20/20	7	—
USD(2)	571	CZK	12,984	JPM	04/22/20	—	(—)(3)
USD(2)	571	HUF	170,514	CITI	04/22/20	8	—
USD(2)	571	SEK	5,397	CITI	04/22/20	8	—
USD(2)	757	SGD	1,022	CITI	04/22/20	7	—
USD(2)	420	SGD	573	ML	04/22/20	—	(—)(3)
USD(2)	1,158	CNH	8,200	CITI	10/15/20	—	(5)
Total						$121	$(144)

Footnote Legend:
(1)	Reported in thousands.
(2)	Non deliverable forward.
(3)	Amount is less than $500.

See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
Centrally Cleared credit default swaps - sell protection(1) outstanding as of January 31, 2020 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation	Unrealized (Depreciation)
iTRAXX Europe	QTR	JPM	5.000%	12/20/24	2,453	EUR	$350	$311	$39	$—
CDX North American High Yield Index	QTR	JPM	5.000%	12/20/24	716	USD	73	51	22	—
Total							$423	$362	$61	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared inflation swaps outstanding as of January 31, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
3.591%(1)	1-Month-UKRPI	TERM	JPM	05/15/29	2,520	GBP	$101	$—	$101	$—
3.513%(1)	1-Month-UKRPI	TERM	JPM	12/15/29	660	GBP	14	—	14	—
1.759%(2)	1-Month-USCPI	TERM	JPM	12/10/24	960	USD	(3)	—	—	(3)
1.774%(2)	1-Month-USCPI	TERM	JPM	12/11/24	2,305	USD	(9)	—	—	(9)
1.779%(2)	1-Month-USCPI	TERM	JPM	12/11/24	2,305	USD	(9)	—	—	(9)
3.538%(1)	1-Month-UKRPI	TERM	JPM	12/15/29	325	GBP	8	—	8	—
1.808%(2)	1-Month-USCPI	TERM	JPM	01/14/25	938	USD	(7)	—	—	(7)
1.805%(2)	1-Month-USCPI	TERM	JPM	01/14/25	1,995	USD	(15)	—	—	(15)
1.821%(2)	1-Month-USCPI	TERM	JPM	01/15/25	2,767	USD	(23)	—	—	(23)
Total							$57	$—	$123	$(66)

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.

Centrally cleared interest rate swaps outstanding as of January 31, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
4.620%(1)	Brazil CDI	TERM	JPM	01/04/21	42,340	BRL	$(22)	$—	$—	$(22)
6.138%(2)	Brazil CDI	TERM	JPM	01/02/25	8,999	BRL	14	—	14	—
3.028%(2)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	3,600	CNY	5	—	5	—
2.998%(2)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	3,600	CNY	5	—	5	—
2.975%(2)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	7,300	CNY	8	—	8	—
2.950%(2)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	14,228	CNY	13	—	13	—
4.380%(1)	Brazil CDI	TERM	JPM	01/04/21	6,335	BRL	—(3)	—	—	—(3)
4.380%(1)	Brazil CDI	TERM	JPM	01/04/21	5,982	BRL	—(3)	—	—	—(3)
6.085%(2)	Brazil CDI	TERM	JPM	01/02/25	1,533	BRL	—(3)	—	—(3)	—
Total							$23	$—	$45	$(22)

Footnote Legend:
(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Amount is less than $500.

See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
Over-the-counter variance swaps outstanding as of January 31, 2020 were as follows:
Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Composite Stock Price Index(1)	$21.00	TERM	ML	12/17/21	44	USD	$(136)	$—	$—	$(136)
Hang Seng China Enterprises Index(1)	$28.05	TERM	JPM	12/30/21	493	HKD	$(371)	$—	$—	$(371)
S&P 500® Composite Stock Price Index(1)	$21.00	TERM	ML	12/17/21	2	USD	$(5)	$—	$—	$(5)
S&P 500® Composite Stock Price Index(2)	$20.50	TERM	ML	06/19/20	11	USD	$56	$—	$56	$—
Hang Seng China Enterprises Index(2)	$22.35	TERM	Soc Gen	06/29/20	71	HKD	$15	$—	$15	$—
Total							$(441)	$—	$71	$(512)

Footnote Legend:
(1)	Fund pays the variance payment and receives the fixed strike price.
(2)	Fund pays the fixed strike price and receives the variance payment.

Over-the-counter total return swaps outstanding as of January 31, 2020 were as follows:
Referenced Entity	Floating Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
MSCI World Industrials Net Total Return USD Index	1-Month LIBOR	Monthly	CITI	09/08/20	770	USD	$12	$—	$12	$—
MSCI World Consumer Staples Net Total Return USD Index	1-Month LIBOR	Monthly	Soc Gen	10/26/20	766	USD	4	—	4	—
MSCI World Consumer Staples Net Total Return USD Index	1-Month LIBOR	Monthly	CITI	10/28/20	412	USD	(2)	—	—	(2)
CenturyLink, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	33	USD	(2)	—	—	(2)
Walt Disney Co.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	38	USD	2	—	2	—
Fox Corp.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	(—)(2)	—	—	(—)(2)
Netflix, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	39	USD	(1)	—	—	(1)
AT&T, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	73	USD	1	—	1	—
Verizon Communications, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	76	USD	(1)	—	—	(1)
ViacomCBS, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	37	USD	6	—	6	—
Discovery, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	3	—	3	—
Total							$22	$—	$28	$(6)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	Amount is less than $500.
See Notes to Schedule of Investments

Virtus Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of January 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Security	$779	$—	$779
U.S. Government Security	1,554	—	1,554
Equity Securities:
Common Stocks	6,337	5,835	502
Exchange-Traded Funds	1,966	1,966	—
Money Market Mutual Fund	19,849	19,849	—
Other Financial Instruments:
Purchased Options	96	96	—
Futures Contracts	258	258	—
Forward Foreign Currency Exchange Contracts	121	—	121
Centrally Cleared Inflation Swaps	123	—	123
Centrally Cleared Interest Rate Swaps	45	—	45
Over-the-Counter Total Return Swaps	28	—	28
Over-the-Counter Variance Swaps	71	—	71
Centrally Cleared Credit Default Swap	423	—	423
Total Assets	31,650	28,004	3,646
Liabilities:
Other Financial Instruments:
Written Options	(128)	(128)	—
Futures Contracts	(231)	(231)	—
Forward Foreign Currency Exchange Contracts	(144)	—	(144)
Centrally Cleared Inflation Swaps	(66)	—	(66)
Centrally Cleared Interest Rate Swaps	(22)	—	(22)
Over-the-Counter Variance Swaps	(512)	—	(512)
Over-the-Counter Total Return Swaps	(6)	—	(6)
Total Liabilities	(1,109)	(359)	(750)
Total Investments	$30,541	$27,645	$2,896
There were no securities valued using significant unobservable inputs (Level 3) at January 31, 2020.
See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held securities considered to be restricted at January 31, 2020:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Aviva Multi-Strategy Target Return Fund	Safran SA	2/16/2018	$27	$40	0.1%
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.